Offerings	Aug. 07, 2025 USD ($) shares
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal value GBP0.01 per share
Fee Rate	0.01531%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preference Shares, nominal value GBP0.01 per share
Fee Rate	0.01531%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01531%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550.00
Offering Note	(a) The ordinary shares, nominal value GBP0.01 per share, will be represented by American Depositary Shares ("ADSs"), each of which represents one ordinary share of Bicycle Therapeutics plc (the "Registrant"). ADSs issuable on deposit of the ordinary shares registered hereby have been registered pursuant to separate registration statements on Form F-6 (File Nos.: 333-231422 (as amended) and 333-279465). (b) An indeterminate number or aggregate principal amount, as applicable, of securities of each identified class is being registered as may from time to time be offered on a primary basis at indeterminate prices, including an indeterminate number or amount of securities that may be issued upon the exercise, settlement, exchange or conversion of securities offered hereunder. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities. Any securities registered hereunder may be sold separately or as units (which may or may not be separable from one another) with other securities registered hereunder. (c) In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the ordinary shares include such indeterminate number of ordinary shares as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends or similar transactions or anti-dilution adjustments. (d) There are being registered hereunder such indeterminate number of the securities of each identified class as may be sold by the Registrant from time to time at indeterminate prices, with the aggregate initial offering price not to exceed $500,000,000. The proposed maximum prices per security and aggregate offering prices per class of securities will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure of Item 16(b) of Form S-3 under the Securities Act. (e) The registration fee is calculated pursuant to Rule 457(o) of the Securities Act based on the maximum aggregate offering price.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal value GBP0.01 per share
Amount Registered | shares	30,323,301
Proposed Maximum Offering Price per Unit	8.04
Maximum Aggregate Offering Price	$ 243,799,340.04
Fee Rate	0.01531%
Amount of Registration Fee	$ 37,325.68
Offering Note	(a) Represents the ordinary shares, nominal value GBP0.01 per share, represented by ADSs of the Registrant that will be offered for resale by the selling shareholders pursuant to the registration statement to which this exhibit is attached. The ADSs issuable on deposit of the ordinary shares registered hereby have been registered pursuant to separate registration statements on Form F-6 (File Nos.: 333-231422 (as amended) and 333-279465). (b) Consists of an aggregate of 30,323,301 ordinary shares, represented by 30,323,301 ADSs, of which 10,885,357 ordinary shares are presently issued, and 19,437,944 ordinary shares into which 19,437,944 non-voting ordinary shares may be redesignated. These securities will be offered for resale by the selling securityholders pursuant to a prospectus that forms a part of the registration statement to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act, the ordinary shares being registered hereunder include such indeterminate number of ordinary shares as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends or similar transactions or anti-dilution adjustments. (c) The registration fee is calculated pursuant to Rule 457(a) of the Securities Act. The estimated proposed maximum offering price per share and maximum aggregate offering price are based upon the average of the high and low prices of the Registrant's ordinary shares on August 4, 2025, as reported on the Nasdaq Global Select Market.